Commitments, contingencies and litigations (Details) - EUR (€) € in Thousands		1 Months Ended
	Jul. 03, 2017	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			€ 7,687
Total financial liabilities			30,995	€ 39,893	€ 42,251	€ 44,251
Provisions			481	774	1,740
Provisions for employee benefits			394	€ 566
Loan agreement with Société Générale
Disclosure of contingent liabilities [table]
Loan agreement, collateral	€ 15,200
Security interest on pledge of financial instruments will be released in 2024	4,200
Security interest on pledge of financial instruments will be released in 2027	5,000
Security interest on pledge of financial instruments will be released in 2031	€ 6,000
Total financial liabilities							€ 14,826	€ 14,826
Security interest on pledge of financial instruments released		€ 4,200
Provision for taxes other than income tax
Disclosure of contingent liabilities [table]
Provisions					€ 1,270
Preclinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			2,750
Clinical Services
Disclosure of contingent liabilities [table]
Non-cancellable off-balance sheet purchase commitments			€ 4,938